Risk management and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2015 and December 31, 2014, there are interest rate swap agreements on the Lampung facility floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2015, the following interest rate swap agreements were outstanding:

Fair
value
	Interest		carrying		Fixed
	rate	Notional	amount		interest
(in thousands of U.S. dollars)	index	amount	liability	Term	rate (1)
LIBOR-based debt
Interest rate swaps (2)	LIBOR	$202,802	(8,394)	Sept 2026	2.8%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of June 30, 2015
Interest rate swaps	$(4,406)	$(3,988)
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three months ended June 30, 2015. There were no realized or unrealized gains or losses on derivative financial instruments for the three or months or ended June 30, 2014.

	Three months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	206	206
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Loss on derivative financial instruments	$—	(8)	$(8)

	Six months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	541	541
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Loss on derivative financial instruments	$—	113	$113

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of June 30, 2015 and 2014 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
	Before	Tax
	tax gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	286	—	286	286
Reclassification of amortization of cash flow hedge to earnings	428	(203)	225	225
Other comprehensive income for period	714	(203)	511	511)
Balance as of June 30, 2015	$(9,445)	1,781	(7,664)	$(7,664)

	Cash Flow Hedge
	Before	Tax
	tax gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2013	$—	—	—	$—
Effective portion of unrealized loss on cash flow hedge	(7,316)	1,829	(5,487)	(5,487)
Reclassification of amortization of cash flow hedge to earnings	—	—	—	—
Other comprehensive income for period	(7,316)	1,829	(5,487)	(5,487)
Balance as of June 30, 2014	$(7,316)	1,829	(5,487)	(5,487)